Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans:
with a weighted-average interest rate of 3.98%	89,878
with a weighted-average interest rate of 3.89%		77,894
Secured call money:
with a weighted-average interest rate of 0.11%	10,000
with a weighted-average interest rate of 0.11%		10,000

	99,878	87,894

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans, representing obligations principally to banks:
Due 2012 to 2024, with interest rates ranging from 0.23% to 4.50% per annum	564,275
Due 2013 to 2024, with interest rates ranging from 0.37% to 5.10% per annum		567,952
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,999
Unsecured 1.52% bonds, due 2013, net of unamortized discount	35,000
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,993	29,995
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,997	24,998
Unsecured 0.95% bonds, due 2012	60,000
Unsecured 1.40% bonds, due 2013 Unsecured 1.30% bonds, due 2014	10,700 110,000	10,700 110,000
Unsecured 0.55% bonds, due 2016	10,000	10,000
Unsecured 0.66% bonds, due 2017	45,000	45,000
Unsecured 0.43% bonds, due 2018 Unsecured 2.00% bonds, due 2018	16,300	10,000 16,300
Unsecured 2.07% bonds, due 2019 Unsecured 1.41% bonds, due 2022	50,000 10,000	50,000 10,000
Unsecured zero coupon convertible bonds, due 2017		150,000
Capital lease obligations and other:
Due 2012 to 2026, with interest rates ranging from 0.03% to 8.74% per annum	49,754
Due 2013 to 2026, with interest rates ranging from 0.28% to 7.77% per annum		44,125
Guarantee deposits received	16,691	15,646

	1,072,709	1,094,716
Less — Portion due within one year	310,483	156,288

	762,226	938,428

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2014	156,288
2015	213,369
2016	98,198
2017	158,464
2018	263,347
Later years	205,050

Total	1,094,716